Financial Risk Management - Additional Information (Detail) £ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2023 GBP (£)	Dec. 31, 2022 GBP (£)
Disclosure of gross debt [Line Items]
Borrowings			£ 1,161	£ 1,230
Cash and cash equivalents (excluding overdrafts)			300	500
Outstanding drawing			0	0
Interest cover and leverage covenants | $	$ 1,000
Investment grade bank counterparties [member]
Disclosure of gross debt [Line Items]
Percentage of cash and cash equivalents held with counter parties	75.00%	77.00%
AAA money market fund counterparties [member]
Disclosure of gross debt [Line Items]
Percentage of cash and cash equivalents held with counter parties	10.00%	8.00%
Non-investment grade bank counterparties [member]
Disclosure of gross debt [Line Items]
Percentage of cash and cash equivalents held with counter parties	15.00%	15.00%
US Dollars [member]
Disclosure of gross debt [Line Items]
Percentage of currency exposure to sales	68.00%
Borrowings			217	276
Trade payables			228	234
Sterling [member]
Disclosure of gross debt [Line Items]
Borrowings			667	672
Trade payables			64	71
Other currency [member]
Disclosure of gross debt [Line Items]
Borrowings			16	20
Trade payables			25	43
Due in 2026 [member]
Disclosure of gross debt [Line Items]
Undrawn borrowing capacity on revolving credit facility | $	$ 1,000	$ 1,190
Fixed interest rate [member]
Disclosure of gross debt [Line Items]
Borrowings			£ 1,161	£ 1,230